VIRTUS Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—99.2%
Communication Services—2.0%
Iridium Communications, Inc.	41,400	$ 1,883
Scholastic Corp.	48,447	1,848
		3,731

Consumer Discretionary—5.5%
Autoliv, Inc.	28,700	2,769
Carter’s, Inc.	20,685	1,430
Signet Jewelers Ltd.	41,700	2,994
Steven Madden Ltd.	104,300	3,314
		10,507

Consumer Staples—1.1%
Energizer Holdings, Inc.	62,950	2,017
Energy—11.0%
Cactus, Inc. Class A	70,500	3,540
ChampionX Corp.	98,000	3,491
Chord Energy Corp.	19,800	3,209
Matador Resources Co.	58,800	3,497
NOV, Inc.	177,700	3,714
Range Resources Corp.	105,000	3,403
		20,854

Financials—24.8%
AMERISAFE, Inc.	23,400	1,172
Atlantic Union Bankshares Corp.	86,100	2,478
Bank of Hawaii Corp.	63,900	3,175
Columbia Banking System, Inc.	164,800	3,345
Cullen/Frost Bankers, Inc.	29,950	2,732
Evercore, Inc. Class A	18,300	2,523
First American Financial Corp.	36,200	2,045
FNB Corp.	260,500	2,811
Hanover Insurance Group, Inc. (The)	8,700	965
Horace Mann Educators Corp.	107,600	3,161
Kemper Corp.	88,300	3,711
Perella Weinberg Partners Class A	183,300	1,866
Pinnacle Financial Partners, Inc.	53,100	3,560
Prosperity Bancshares, Inc.	39,000	2,129
Seacoast Banking Corp. of Florida	140,800	3,092
	Shares	Value

Financials—continued
Selective Insurance Group, Inc.	19,200	$ 1,981
SouthState Corp.	49,400	3,328
Wintrust Financial Corp.	40,400	3,050
		47,124

Health Care—3.6%
DENTSPLY SIRONA, Inc.	98,300	3,358
Perrigo Co. plc	109,000	3,483
		6,841

Industrials—21.4%
Armstrong World Industries, Inc.	37,400	2,693
BWX Technologies, Inc.	18,500	1,387
Curtiss-Wright Corp.	15,500	3,032
Forward Air Corp.	38,100	2,619
Helios Technologies, Inc.	50,300	2,791
Herc Holdings, Inc.	19,400	2,307
Hexcel Corp.	42,000	2,736
Interface, Inc. Class A	81,700	801
KBR, Inc.	63,100	3,719
RB Global, Inc.	73,000	4,563
Schneider National, Inc. Class B	112,000	3,101
Science Applications International Corp.	20,200	2,132
Stantec, Inc.	45,500	2,952
Timken Co. (The)	40,500	2,976
Valmont Industries, Inc.	11,900	2,859
		40,668

Information Technology—8.7%
Belden, Inc.	35,700	3,447
Littelfuse, Inc.	14,600	3,611
Power Integrations, Inc.	38,900	2,968
Progress Software Corp.	61,700	3,244
TD SYNNEX Corp.	31,500	3,146
		16,416

Materials—11.3%
Ashland, Inc.	46,800	3,822
Avient Corp.	59,400	2,098
Carpenter Technology Corp.	44,700	3,004
Element Solutions, Inc.	164,238	3,221
Hudbay Minerals, Inc.	478,000	2,328
	Shares	Value

Materials—continued
Louisiana-Pacific Corp.	47,300	$ 2,614
Minerals Technologies, Inc.	38,400	2,103
Sensient Technologies Corp.	38,300	2,240
		21,430

Real Estate—6.0%
Agree Realty Corp.	62,800	3,469
Brixmor Property Group, Inc.	152,900	3,177
Colliers International Group, Inc.	24,120	2,298
Physicians Realty Trust	192,400	2,345
		11,289

Utilities—3.8%
Algonquin Power & Utilities Corp.	459,800	2,722
Atlantica Sustainable Infrastructure plc	104,350	1,993
OGE Energy Corp.	47,900	1,597
Vistra Corp.	29,400	975
		7,287

Total Common Stocks (Identified Cost $181,490)		188,164

Total Long-Term Investments—99.2% (Identified Cost $181,490)		188,164

TOTAL INVESTMENTS—99.2% (Identified Cost $181,490)		$188,164
Other assets and liabilities, net—0.8%		1,517
NET ASSETS—100.0%		$189,681

Country Weightings†
United States	88%
Canada	8
Ireland	2
Bermuda	1
United Kingdom	1
Total	100%
† % of total investments as of September 30, 2023.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$188,164	$188,164
Total Investments	$188,164	$188,164
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Schedule of Investments

VIRTUS Ceredex Small-Cap Value Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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